Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 20.7	€ 13.1
Related financial instruments that are offset	(20.7)	(1.4)
Net amount	0.0	11.7
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(69.2)	(1.4)
Related financial instruments that are offset	20.7	1.4
Net amount	€ (48.5)	€ 0.0